Employee Benefits Expenses (Tables)	6 Months Ended
Sep. 30, 2024
Employee Benefits Expenses [Abstract]
Schedule of Employee Benefits Expenses
	For the six months ended September 30,
	2024	2023
	$’000	$’000
Salaries and other short-term employee benefits	1,029	475
Payments to defined contribution pension schemes	26	17
Share based compensations	3,312	-
Total	4,367	492